Investment Strategy	Jan. 31, 2025
American Beacon Developing World Income Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

In making investment decisions for the Fund, one of the Fund’s sub-advisors, Global Evolution USA, LLC (“Global Evolution”), employs a top-down investment process that focuses on macroeconomic and political risk, as well as country risk. Another sub-advisor to the Fund, abrdn Investments Limited (“aIL”), employs a bottom-up investment process that applies fundamental research to countries and companies in selecting investments. The third sub-advisor to the Fund, Ninety One North America, Inc. (“Ninety One NA”), employs a combination of top-down and bottom-up investment processes that incorporate macroeconomic and fundamental considerations. The Fund may, at times, invest significantly in issuers located in or economically tied to African countries. However, as the country and geographic allocation of the Fund’s portfolio changes over time, the Fund’s exposure to African countries may be lower at a future date, and the Fund’s exposure to other countries and geographic regions may be higher.

•	Ninety One NA’s structured process embeds ESG risk management in portfolio construction. Ninety One NA utilizes a proprietary analysis with a comprehensive nine factor scoring of ESG trends based on qualitative assessment by regional specialists that is informed by analysis of third-party data, policy analysis and interaction with policy makers. Factors analyzed include climate action, climate risk mitigation, natural capital, built environment, human capital, inclusive development, civil authority, institutional capacity and economic policy. ESG scores feed into all of Ninety One NA’s investment scorecards across sovereign, FX and rates scorecards and are complemented by a political risk score capturing shorter-term governance outlook.